UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1. Name and address of issuer:

BNY Mellon Strategic Funds, Inc. (formerly, Strategic Funds, Inc.)
240 Greenwich Street
New York, NY 10286

2. The name of each series or class of securities for which this Form is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3. Investment Company Act File Number: 811-03940

Securities Act File Number: 2-88816

4(a). Last day of fiscal year for which this notice is filed:

November 30, 2020

4(b). [ X ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

BNY Mellon Global Stock Fund – Class A
(formerly, Global Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$9,488,480
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(10,371,478)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(60,654,827)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(71,026,305)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(61,537,825)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0	-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Global Stock Fund – Class C
(formerly, Global Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$ 1,254,033
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(4,832,346)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(15,460,037)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$ (20,292,383)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(19,038,350)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Global Stock Fund – Class I
(formerly, Global Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$228,063,155
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(288,857,628)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(710,594,240)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)			$ (999,451,868)
	and 5(iii):		-	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0			-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(771,388,713)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x		.0001091
	Instruction C.9):			-------------

(viii)	Registration fee due (multiply Item 5(v) by Item			=$0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
==============

BNY Mellon Global Stock Fund – Class Y
(formerly, Global Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$73,064,900
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(146,256,945)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(127,300,543)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(273,557,488)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	(200,492,588)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$0
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0	-
-	------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ -0-
=============

BNY Mellon Global Stock Fund - Class T
(formerly, Global Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$0
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or		$0
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or		$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$0
	and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$0
	[subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future		$ -0-
	years -- if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See		x .0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	0
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon International Stock Fund – Class A
(formerly, International Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$37,961,534
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$ (24,165,631)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(250,026,884)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$ (274,192,515)
	and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$-0-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(236,230,981)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item
	5(vii) (enter “0” if no fee is due):		=$-0-
==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon International Stock Fund – Class C
(formerly, International Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$5,546,126
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(5,156,154)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(27,111,494)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(32,267,648)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(26,721,522)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon International Stock Fund – Class I
(formerly, International Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,110,935,633
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(635,572,103)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(482,128,217)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(1,117,700,320)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(6,764,687)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon International Stock Fund – Class Y
(formerly, International Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$774,371,391
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(592,454,958)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(59,914,760)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(652,369,718)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$122,001,673
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	()
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$13,310.38
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0	-
-	------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	13,310.38
=============

BNY Mellon International Stock Fund - Class T
(formerly, International Stock Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$0
	fiscal year pursuant to section 24(f):		--------------

(ii)	Aggregate price of securities redeemed or	$0
	repurchased during the fiscal year:		--------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no		--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$0
	and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$0
	[subtract Item 5(iv) from Item 5(i)]:		--------------

(vi)	Redemption credits available for use in future	$-0-
	years -- if Item 5(i) is less than Item 5(iv)		--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$0
	5(vii) (enter “0” if no fee is due):		==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon Select Managers Small Cap Value Fund - Class A
(formerly, Dreyfus Select Managers Small Cap Value Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$196,686
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(334,715)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(7,169,894)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(7,504,609)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(7,307,923)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$	-0-
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Select Managers Small Cap Value Fund – Class C
(formerly, Dreyfus Select Managers Small Cap Value Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$6,734
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(284,260)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(467,674)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(751,934)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(745,200)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0	-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Select Managers Small Cap Value Fund – Class I
(formerly, Dreyfus Select Managers Small Cap Value Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,223,164
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$ (10,260,196)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$ (42,442,173)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(52,702,369)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(51,479,205)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ 0
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$ 0
=============

BNY Mellon Select Managers Small Cap Value Fund – Class Y
(formerly, Dreyfus Select Managers Small Cap Value Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$80,055,670
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(190,954,260)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(195,625,033)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$ (386,579,293)
	and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ -0-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(306,523,623)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0	-
------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon Select Manager Small Cap Value Fund - Class T
(formerly, Dreyfus Select Managers Small Cap Value Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$0
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$ 0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$0
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$-0	-
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x			.0001091
	Instruction C.9):			-	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$			0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

BNY Mellon U.S. Equity Fund – Class A
(formerly, Dreyfus U.S. Equity Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$429,482
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(415,435)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(3,328,577)
	repurchased during any PRIOR fiscal year ending no	--------------
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(3,744,012)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$ (3,314,530)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
	[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$ -0-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon U.S. Equity Fund – Class C
(formerly, Dreyfus U.S. Equity Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$891
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(27,361)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(885,277)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(912,638)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(911,747)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
5(vii) (enter “0” if no fee is due):	==============

6.

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon U.S. Equity Fund – Class I
(formerly, Dreyfus U.S. Equity Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$1,160,236
fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$(19,364,786)
repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$(80,021,500)
repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(99,386,286)
and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$ -0-
[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$(98,226,050)
years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0-
5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon U.S. Equity Fund – Class Y
(formerly, Dreyfus U.S. Equity Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the	$223,011,568
	fiscal year pursuant to section 24(f):	--------------

(ii)	Aggregate price of securities redeemed or	$ (208,050,126)
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$ (144,459,140)
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)	$(352,509,266)
	and 5(iii):	-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)	$-0	-
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$ (129,497,698)
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x .0001091
	Instruction C.9):	-------------

(viii)	Registration fee due (multiply Item 5(v) by Item	=$-0	-
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0	-
------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	-0-
=============

BNY Mellon U.S. Equity Fund - Class T
(formerly, Dreyfus U.S. Equity Fund)
5. Calculation of registration fee:

(I)	Aggregate sale price of securities sold during the		$0
	fiscal year pursuant to section 24(f):	-	--------------

(ii)	Aggregate price of securities redeemed or	$ 0
	repurchased during the fiscal year:	--------------

(iii)	Aggregate price of securities redeemed or	$-0-
	repurchased during any PRIOR fiscal year ending no	--------------
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:

(iv)	Total available redemption credits [add Items 5(ii)		$ 0
	and 5(iii):		-------------

(v)	Net Sales - if Item 5(I) is greater than Item 5(iv)		$ 0
	[subtract Item 5(iv) from Item 5(i)]:	--------------

(vi)	Redemption credits available for use in future	$ -0-
	years -- if Item 5(i) is less than Item 5(iv)	--------------
[subtract Item 5(iv) from Item 5(I)]:

(vii)	Multiplier for determining registration fee (See	x	.0001091
	Instruction C.9):		-------------

(viii)	Registration fee due (multiply Item 5(v) by Item		=$ 0
	5(vii) (enter “0” if no fee is due):	==============

6. If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (See Instruction D):

+$	-0-
-------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

=$	0
=============

Total For All:	$13,310.38
===============

9. Date the registration fee and interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

By (Signature and Title)*	/s/ Sarah Kelleher

Sarah Kelleher
Vice President and Assistant Secretary

Date: February 5, 2021

* Please print the name and title of the signing officer below the signature.